Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following at:

	March 31, 2018	December 31, 2107
Theme Park project-under construction	$454,000	$250,000
Computers and equipment	223,000	184,000
Furniture and fixtures	26,000	24,000
Leasehold improvement	32,000	30,000
Total property and equipment	735,000	488,000
Accumulated depreciation	(66,000)	(45,000)
Property and equipment, net	$669,000	$443,000